Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	2025	2024	2023
	USD	USD	USD

Write off of payables and other provisions	244,654	280,389	3,238,069
Other non-operating income	1,016	31,222	4,528
	245,670	311,611	3,242,597